Stockholders' Equity - Stock Options (Details) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2025	May 28, 2025	Apr. 07, 2025	Apr. 03, 2024	Aug. 23, 2023	Apr. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Outstanding, beginning balance (in shares)									472,392	514,854	514,854
Granted (in shares)											10,000
Expired/Forfeited (in shares)											(52,462)
Outstanding, ending balance (in shares)											472,392	514,854
Exercisable (in shares)											97,392
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)									$ 19.01	$ 20.27	$ 20.27
Granted (in dollars per share)											8.5
Expired/Forfeited (in dollars per share)											29.35
Outstanding, ending balance (in dollars per share)											19.01	$ 20.27
Exercisable (in dollars per share)											$ 27.22
Other disclosures
Outstanding Weighted Average Remaining Contractual Life (in Years)											3 years 7 months 24 days	4 years 3 months 3 days
Exercisable Weighted Average Remaining Contractual Life (in Years)											1 year 3 months 3 days
Authorized number of shares											51,000,000
Compensation expense							$ 150,000	$ 150,000	$ 480,000	$ 320,000	$ 470,000	$ 220,000
Non Management Directors
Other disclosures
Compensation expense												200,000
Employee Stock Option Member
Number of Options
Outstanding, beginning balance (in shares)									472,392
Granted (in shares)									97,500
Expired/Forfeited (in shares)									(45,898)
Outstanding, ending balance (in shares)							523,994		523,994		472,392
Exercisable (in shares)							83,994		83,994
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)									$ 19.01
Granted (in dollars per share)									2.02
Expired/Forfeited (in dollars per share)									24.22
Outstanding, ending balance (in dollars per share)							$ 15.39		15.39		$ 19.01
Exercisable (in dollars per share)							$ 20.44		$ 20.44
Other disclosures
Outstanding Weighted Average Remaining Contractual Life (in Years)									3 years 1 month 13 days		3 years 7 months 24 days
Exercisable Weighted Average Remaining Contractual Life (in Years)									3 years 3 months 25 days
Compensation expense							$ 10,000.00	$ 20,000.00	$ 70,000.00	$ 60,000.00	$ 80,000.00	90,000.00
Unrecognized compensation expense							$ 10,000.00		$ 10,000.00			$ 40,000.00
Weighted average period of recognition									6 months 3 days			11 months 8 days
Employee Stock Option Member | Non Management Directors
Number of Options
Granted (in shares)		10,000		10,000	10,000	10,000
Weighted Average Exercise Price
Granted (in dollars per share)		$ 2.6321			$ 15.1	$ 15
Exercised (in dollars per share)				$ 8.5
Other disclosures
Vested (in shares)												0
Vesting rights (percentage per year)				50.00%
Employee Stock Option Member | Management
Number of Options
Granted (in shares)	60,000	17,500	10,000
Weighted Average Exercise Price
Granted (in dollars per share)	$ 1.585	$ 2.6321	$ 2.91316
Employee Stock Option Member | Vesting tranche 1
Stockholders' Equity
Expiration period											5 years
Employee Stock Option Member | Vesting tranche 1 | Non Management Directors
Other disclosures
Vesting rights (percentage per year)		50.00%			50.00%
Employee Stock Option Member | Vesting tranche 2
Stockholders' Equity
Expiration period											10 years
Employee Stock Option Member | Vesting tranche 2 | Non Management Directors
Other disclosures
Vesting rights (percentage per year)		50.00%			50.00%
Performance Shares
Other disclosures
Vested (in shares)									0		0
Compensation expense									$ 0		$ 0
Number of options vesting							430,000		430,000		350,000
Performance Shares | Vesting tranche 1
Other disclosures
Number of options vesting							350,000		350,000
Performance Shares | Vesting tranche 2
Other disclosures
Number of options vesting							20,000		20,000
Performance Shares | Vesting tranche 3
Other disclosures
Number of options vesting							60,000		60,000